Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ (5,492)	$ (6,723)	$ (15,353)	$ (4,467)	$ (10,314)	$ (34,242)
Other comprehensive (loss) income:
Realization of cumulative translation adjustment	0	0	0	(8)	(8)	888
Foreign currency translation adjustment	(3)	127	(55)	30	44	243
Other comprehensive (loss) income	(3)	127	(55)	22	36	1,131
Comprehensive loss	$ (5,495)	$ (6,596)	$ (15,408)	$ (4,445)	$ (10,278)	$ (33,111)